Related undertakings - Disclosure of other related undertakings (Details)	12 Months Ended
Dec. 31, 2024
A1 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	42.85%
A2 Preference Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	45.18%
A2 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	14.14%
A3 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.10%
United Kingdom | Barclaycard Funding PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Palms Row Healthcare Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Female Innovators Lab L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
United Kingdom | Barclays Black Formation Investments I LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Barclays Black Formation Investments II LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Buchanan Wharf (Glasgow) Management Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.00%
United Kingdom | A Ordinary Shares | PSA Credit Company Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | C Ordinary Shares | PSA Credit Company Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Barclays Covered Bonds Limited Liability Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
United Kingdom | Barclays Secured Funding (LM) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | BNRI England 2010 Limited Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
United Kingdom | Igloo Regeneration (General Partner) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.00%
United Kingdom | Trade Ideas Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Equistone Founder Partner III L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Protium Green Solutions Limited | A1 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	42.85%
United Kingdom | Protium Green Solutions Limited | A2 Preference Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	45.18%
United Kingdom | BGF Group PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	24.62%
United Kingdom | AVFI TIDE I LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	41.30%
United Kingdom | Fintech for International Development Limited (In Liquidation) | A Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	26.37%
United Kingdom | Fintech for International Development Limited (In Liquidation) | B Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	100.00%
United Kingdom | BMC (UK) Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.95%
United Kingdom | Naked Energy Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.80%
United Kingdom | Outspoken Logistics Ltd | A2 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	14.14%
United Kingdom | Outspoken Logistics Ltd | A3 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	68.10%
United Kingdom | Reform Clothing Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	21.40%
United Kingdom | Intelligent Processing Solutions Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in significant investments	19.50%
Belgium | Euphony Benelux NV (In Administration)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
Cayman Islands | Newman Holdings Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.49%
Cayman Islands | Southern Peaks Mining LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	54.40%
Cayman Islands | SPM GP Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Cayman Islands | Cupric Canyon Capital GP Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
Korea, Republic of | Woori BC Pegasus Securitization Specialty Co. Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
Luxembourg | Barclays Alzin Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Barclays Bordang Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | BNRI Limehouse No.1 S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.84%
Luxembourg | Preferred Funding S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Barclays Lamorak Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	27.18%
Luxembourg | Preferred Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	33.00%
Netherlands | Tulip Oil Holding BV | A Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	34.47%
Netherlands | Tulip Oil Holding BV | C Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	22.98%
Sweden | EnterCard Group AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United States | Sabine Oil & Gas Holdings, Inc.(In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	22.12%